Statement of Operations	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating Expenses	7,562
Operating Loss	(7,562)
Loss before income taxes	(7,562)
Income tax expense
Net Loss	$ (7,562)
Loss per share - basic and diluted | $ / shares	$ (0.00)
Weighted average shares - basic and dilutes | shares	20,000,000